SCHEDULE OF OTHER EXPENSES (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Share issue costs	$ 595,921		$ 1,194,450
Write off of accounts (payable) receivable			(48,833)
Gain on settlement of debt		(26,193)		(26,193)
Other	(8,329)		(5,729)	424
Total Other expenses	$ 587,592	$ (26,193)	$ 1,139,888	$ 25,769